Credit Risk - Disclosure of Geographic Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 167,228	£ 175,239
New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	14,918	12,164
London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	43,200	44,600
London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	4,100	2,900
Midlands and East Anglia | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	23,300	24,600
Midlands and East Anglia | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,000	1,800
North | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	21,900	23,200
North | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,900	1,700
Northern Ireland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,300	2,600
Northern Ireland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	100	100
Scotland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,000	6,400
Scotland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	600	600
South East excluding London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	53,100	55,600
South East excluding London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	4,600	3,800
South West, Wales and other | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	17,400	18,200
South West, Wales and other | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,600	£ 1,300